Financial Instruments - Schedule of price risk exposure (Details) - Price Risk - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 504	$ 2,492
Financial liabilities	(211,096)	(373,432)
Total exposure	$ (210,592)	$ (370,940)